SHORT-TERM BORROWINGS - Short-term Borrowings (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	CAD 1,585	CAD 800
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	CAD 650	CAD 800	CAD 800